Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Appreciation Portfolio | Initial Shares
Prospectus [Line Items]
Annual Return [Percent]	10.07%	12.81%	20.97%	(18.06%)	27.13%	23.69%	36.10%	(6.86%)	27.33%	7.91%
Growth and Income Portfolio | Initial Shares
Prospectus [Line Items]
Annual Return [Percent]	16.83%	22.73%	26.69%	(14.81%)	25.63%	24.63%	29.12%	(4.68%)	19.71%	10.04%
Government Money Market Portfolio | Government Money Market Portfolio
Prospectus [Line Items]
Annual Return [Percent]	3.93%	4.74%	4.59%	1.26%	0.01%	0.21%	1.67%	1.28%	0.34%	0.02%
Small Cap Portfolio | Initial Shares
Prospectus [Line Items]
Annual Return [Percent]	10.99%	4.62%	9.28%	(16.62%)	16.46%	19.89%	21.78%	(19.08%)	24.69%	17.07%